Corporate information	12 Months Ended
Dec. 31, 2025
Corporate information
Corporate information

1Corporate information

Materialise NV is a limited liability company with its office at Technologielaan 15, 3001 Leuven, Belgium. The consolidated financial statements comprise Materialise NV (the “Company” or “Parent”) and its subsidiaries (collectively, the “Group” or “we,” “us” and “our”). See Note 28 for a list of subsidiaries of the Company.

We are a global leader in 3D-printed medical devices and software, and a pioneer in addtitive manufacturing software and services. Our products and services are offered through a market oriented organization that is active across three principal market segments: (i) Materialise Software, (ii) Materialise Medical, and (iii) Materialise Manufacturing. We sell our products and services in Europe, the Americas, Africa and Asia-Pacific.

The consolidated financial statements of the Group for the year ended December 31, 2025 were approved and authorized for issue on April 22, 2026 in accordance with a resolution of the Company’s board of directors.